TRADING ASSETS AND LIABILITIES - Trading derivative assets (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Derivative assets	$ 1,162,909	$ 1,133,924
Forward contracts
Disclosure of financial assets [line items]
Derivative assets	852,208	817,510
Forward contracts, Foreign currency to buy
Disclosure of financial assets [line items]
Derivative assets	788,768	83,935
Forward contracts, Foreign currency to sell
Disclosure of financial assets [line items]
Derivative assets	62,341	733,226
Forward contracts, Debt securities to sell
Disclosure of financial assets [line items]
Derivative assets	1,099	349
Swap
Disclosure of financial assets [line items]
Derivative assets	248,029	277,012
Currency swap contract [member]
Disclosure of financial assets [line items]
Derivative assets	39,589	31,394
Interest rate swap contract [member]
Disclosure of financial assets [line items]
Derivative assets	208,440	245,618
Futures Contracts
Disclosure of financial assets [line items]
Derivative assets	481
Futures contracts, Index to buy
Disclosure of financial assets [line items]
Derivative assets	481
Options Contracts
Disclosure of financial assets [line items]
Derivative assets	62,191	39,402
Options Contracts, Foreign currency to buy
Disclosure of financial assets [line items]
Derivative assets	61,550	30,889
Options Contracts, Foreign currency to sell
Disclosure of financial assets [line items]
Derivative assets	$ 641	$ 8,513